Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Financial Services Portfolio
March 31, 2022
VFS-NPRT1-0522
1.814647.117
Common Stocks - 99.0%
	Shares	Value ($)
Banks - 33.7%
Diversified Banks - 15.5%
Bank of America Corp.	293,600	12,102,192
Citigroup, Inc.	194,900	10,407,660
Piraeus Financial Holdings SA (a)	167,700	262,508
U.S. Bancorp	175,100	9,306,565
Wells Fargo & Co.	308,577	14,953,641
		47,032,566
Regional Banks - 18.2%
Ameris Bancorp	12,800	561,664
Associated Banc-Corp.	99,700	2,269,172
Bank OZK	58,500	2,497,950
BankUnited, Inc.	5,900	259,364
BOK Financial Corp.	18,442	1,732,626
Cadence Bank	76,010	2,224,053
East West Bancorp, Inc.	48,400	3,824,568
First Interstate Bancsystem, Inc.	63,869	2,348,463
Heartland Financial U.S.A., Inc.	33,300	1,592,739
Huntington Bancshares, Inc.	427,370	6,248,149
M&T Bank Corp.	60,600	10,271,700
PacWest Bancorp	50,000	2,156,500
Peoples United Financial, Inc.	70,600	1,411,294
Popular, Inc.	33,900	2,770,986
Signature Bank	12,700	3,727,323
Truist Financial Corp.	120,700	6,843,690
WesBanco, Inc.	38,300	1,315,988
Wintrust Financial Corp.	35,300	3,280,429
		55,336,658
TOTAL BANKS		102,369,224
Capital Markets - 19.7%
Asset Management & Custody Banks - 10.1%
Affiliated Managers Group, Inc.	11,600	1,635,020
AllianceBernstein Holding LP	24,900	1,170,798
Bank of New York Mellon Corp.	133,000	6,600,790
Brookfield Asset Management, Inc. Class A	64,100	3,626,137
Carlyle Group LP	60,400	2,954,164
Northern Trust Corp.	18,800	2,189,260
Patria Investments Ltd. (b)	152,900	2,723,149
State Street Corp.	110,300	9,609,336
		30,508,654
Financial Exchanges & Data - 1.8%
Bolsa Mexicana de Valores S.A.B. de CV	771,600	1,631,649
Cboe Global Markets, Inc.	34,027	3,893,369
		5,525,018
Investment Banking & Brokerage - 7.8%
Lazard Ltd. Class A	102,600	3,539,700
Morgan Stanley	128,400	11,222,160
Raymond James Financial, Inc.	58,050	6,380,276
Virtu Financial, Inc. Class A	69,400	2,583,068
		23,725,204
TOTAL CAPITAL MARKETS		59,758,876
Consumer Finance - 7.1%
Consumer Finance - 7.1%
American Express Co.	53,500	10,004,500
Capital One Financial Corp.	68,600	9,006,494
OneMain Holdings, Inc.	53,900	2,555,399
		21,566,393
Diversified Financial Services - 2.3%
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (a)	102,800	2,458,976
Other Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	71,200	4,413,688
Phoenix Vega Mezz PLC (a)	117,200	8,181
		4,421,869
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,880,845
Insurance - 24.8%
Insurance Brokers - 5.6%
Arthur J. Gallagher & Co.	47,800	8,345,880
Marsh & McLennan Companies, Inc.	51,300	8,742,546
		17,088,426
Life & Health Insurance - 2.9%
Globe Life, Inc.	59,000	5,935,400
Primerica, Inc.	20,900	2,859,538
		8,794,938
Multi-Line Insurance - 3.2%
Assurant, Inc.	32,300	5,873,109
Hartford Financial Services Group, Inc.	51,100	3,669,491
		9,542,600
Property & Casualty Insurance - 11.5%
American Financial Group, Inc.	20,700	3,014,334
Chubb Ltd.	36,500	7,807,350
Fidelity National Financial, Inc.	97,000	4,737,480
First American Financial Corp.	57,600	3,733,632
Hiscox Ltd.	190,300	2,458,878
Old Republic International Corp.	88,300	2,284,321
The Travelers Companies, Inc.	59,912	10,947,720
		34,983,715
Reinsurance - 1.6%
Reinsurance Group of America, Inc.	43,600	4,772,456
TOTAL INSURANCE		75,182,135
IT Services - 3.5%
Data Processing & Outsourced Services - 3.5%
Computer Services, Inc.	11,800	584,100
Global Payments, Inc.	37,000	5,063,080
MasterCard, Inc. Class A	14,100	5,039,058
		10,686,238
Professional Services - 2.1%
Research & Consulting Services - 2.1%
Dun & Bradstreet Holdings, Inc. (a)(b)	149,200	2,613,984
Equifax, Inc.	15,500	3,675,050
		6,289,034
Software - 0.9%
Application Software - 0.9%
Black Knight, Inc. (a)	48,600	2,818,314
Thrifts & Mortgage Finance - 4.9%
Thrifts & Mortgage Finance - 4.9%
Essent Group Ltd.	99,200	4,088,032
MGIC Investment Corp.	276,700	3,749,285
NMI Holdings, Inc. (a)	238,744	4,922,901
Radian Group, Inc.	24,000	533,040
Walker & Dunlop, Inc.	13,300	1,721,286
		15,014,544
TOTAL COMMON STOCKS (Cost $246,893,124)		300,565,603

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	547,703	547,813
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	1,721,703	1,721,875
TOTAL MONEY MARKET FUNDS (Cost $2,269,688)		2,269,688

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $249,162,812)	302,835,291
NET OTHER ASSETS (LIABILITIES) - 0.3%	846,013
NET ASSETS - 100.0%	303,681,304

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	1,346,614	39,105,140	39,903,941	777	-	-	547,813	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	366,825	11,760,004	10,404,954	235	-	-	1,721,875	0.0%
Total	1,713,439	50,865,144	50,308,895	1,012	-	-	2,269,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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